Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
11.	Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Payroll and welfare payable	270,708	308,938
Accrued marketing and customer service expenses(1)	132,091	192,901
Payable related to services fee	46,200	50,849
Refund liability	41,966	43,478
Payable related to medical crowdfunding and mutual aid plans(2)	44,812	31,072
Tax payable	18,124	11,861
Others	43,783	64,936
Total	597,684	704,035
(1)	Amount represents the accrued channel cost and customer service expense payable to third-party companies.
(2)

Amount represents the fund collected through external payment network providers that have not transferred to the custodian bank related to medical crowdfunding and the accrued payable for medical expense related to termination of mutual aid. The accrued payable for medical expense related to termination of mutual aid as of the year ended December 31, 2023 and 2024 are RMB16,646 and RMB nil, respectively. See note 6 for disclosure related to fund receivable from external payment network providers.